Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 € / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 € / shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 455		$ 415
Common shares, par value | € / shares		€ 0.01		€ 0.01
Common shares, authorized	70,000,000		70,000,000
Common shares, issued	52,310,300		52,086,730
Common shares, outstanding	49,982,004		49,758,434
Treasury shares, shares	2,328,296		2,328,296